Condensed Consolidated Balance Sheets (Unaudited) - USD ($) $ in Thousands	Jun. 30, 2024	Dec. 31, 2023
Current assets:
Cash and cash equivalents	$ 95,111	$ 131,539
Prepaid expenses and other current assets	22,706	14,094
Total current assets	117,817	145,633
Non-current assets:
Property and equipment, net	6,954	9,171
Operating lease right of use assets	4,165	4,372
Deferred tax assets	41	41
Restricted cash	53	33
Other assets	2,156	2,206
Total non-current assets	13,369	15,823
TOTAL ASSETS	131,186	161,456
Current liabilities:
Accounts payable	2,865	5,629
Accrued expenses and other liabilities	7,225	7,828
Operating lease liabilities—current	4,205	3,539
Total current liabilities	14,295	16,996
Non-current liabilities:
Operating lease liabilities-non-current	258	1,076
Other long-term liability	1,158	1,015
Total non-current liabilities	1,416	2,091
Total liabilities	15,711	19,087
Commitments and contingencies (Note 12)
Shareholders' equity:
Ordinary shares, pound 0.001 par value; 41,087,901 and 41,082,948 shares authorized, issued and outstanding at June 30, 2024 and December 31, 2023, respectively	54	54
Deferred shares, pound 92,451.851 par value, one share authorized, issued and outstanding at June 30, 2024 and December 31, 2023	128	128
Additional paid in capital	417,914	415,210
Accumulated other comprehensive loss	(14,015)	(13,071)
Accumulated deficit	(288,606)	(259,952)
Total shareholders’ equity	115,475	142,369
TOTAL LIABILITIES AND SHAREHOLDERS’ EQUITY	$ 131,186	$ 161,456